Fixed Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Line Items]
Buildings	$ 202,727	1,227,249	1,181,044
Plant and machinery	649,394	3,931,239	3,787,272
Furniture, fixtures and office equipment	13,943	84,407	83,330
Computer software	5,073	30,710	28,107
Motor vehicles	2,571	15,557	16,778
Leasehold improvement	117	711	562
Property Plant And Equipment Gross Excluding Construction In Progress, Total	873,825	5,289,873	5,097,093
Less: Accumulated depreciation	(233,558)	(1,413,888)	(990,487)
Property Plant And Equipment Excluding Construction In Progress Net, Total	640,267	3,875,985	4,106,606
Construction-in-progress	100,215	606,671	673,267
Fixed assets - net	$ 740,482	4,482,656	4,779,873